Financial instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Trade and other current receivables	$ 654,073	$ 365,206
Non-current trade receivables	6,172	11,165
Trade and other non-current receivables	6,172	11,165
Trade and other receivables	660,245	376,371
Trade and other receivables [Member]
Financial instruments [Line Items]
Current trade receivables	590,312	313,265
Current prepayments	49,168	19,900
Other current receivables	14,593	32,041
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	6,172	11,165
Trade receivables	590,312	313,265
Prepayments	49,168	19,900
Other Receivables	$ 20,765	$ 43,206